FOREIGN EXCHANGE (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FOREIGN EXCHANGE
Foreign exchange (gain)/loss	$ 554	$ (87)	$ 523
Translation of U.S. dollar cash held in Canada (gain)/loss	(1,147)	8,794	(19,630)
Translation of U.S. dollar debt and working capital (gain)/loss	1,931	(34,085)	58,628
Foreign exchange (gain)/loss	$ 1,338	$ (25,378)	$ 39,521